Reconciliation of Operating Income (Loss) to Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss) from segments	$ 37.0	$ 39.8	$ 84.3	$ 142.1	$ (65.8)	$ (0.2)	$ 252.7	$ 216.1
Non-operating income and expense	(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)
Income (loss) from continuing operations before income tax	$ 19.1	$ 16.4	$ 34.7	$ 72.2	$ (96.3)	$ (63.9)	$ 67.1	$ 83.0